Net Income Per Share (Tables)	12 Months Ended
Jun. 30, 2016
NET INCOME PER SHARE [Abstract]
Schedule of basic and diluted net income per share
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income	186,653	252,622	284,088
Net income attributable to the non-controlling interest	(763)	(1,404)	(266)
Income allocated to participating preferred shareholders	(708)	-	-
Numerator for basic net income per share	185,182	251,218	283,822
Dilutive effect of Preferred Shares	708	-	-
Numerator for diluted net income per share	185,890	251,218	283,822
Denominator:
Denominator for basic net income per share-weighted average ordinary shares outstanding	83,891,097	103,940,977	109,481,823
Dilutive effect of share options	10,214,095	8,545,455	4,784,989
Dilutive effect of Preferred Shares	320,631	-	-
Denominator for diluted net income per share-weighted average ordinary shares outstanding	94,425,823	112,486,432	114,266,812
Basic net income per share	2.21	2.42	2.59
Diluted income per share	1.97	2.23	2.48